SUBSIDIARIES	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
SUBSIDIARIES
NOTE 20:	SUBSIDIARIES

Details in respect of subsidiaries:

Presented hereunder is a list of the Group’s subsidiary:

	Principal	The Group’s ownership interest
	location of the	in the subsidiary for the year ended
	Company’s	December 31
Name of company	activity	2023	2022
Taptica Inc	USA	100%	100%
Tremor Video Inc	USA	100%	100%
Adinnovation Inc	Japan	-	100%
Taptica UK	UK	100%	100%
YuMe Inc*	USA	100%	100%
Perk.com Canada Inc	Canada	100%	100%
R1Demand LLC*	USA	100%	100%
Nexxen Group LLC (f/k/a Unruly Group LLC)	USA	100%	100%
Nexxen Group US Holdings Inc. (f/k/a Unruly Group US Holding Inc)*	USA	100%	100%
Nexxen Holdings Ltd (f/k/a Unruly Holdings Limited)*	UK	100%	100%
Nexxen Group Ltd (f/k/a Unruly Group Limited)*	UK	100%	100%
Unruly Media GmbH	Germany	100%	100%
Unruly Media Pte Ltd*	Singapore	100%	100%
Nexxen Pty Ltd (f/k/a Unruly Media Pty Ltd)	Australia	100%	100%
Unruly Media KK	Japan	100%	100%
Unmedia Video Distribution Sdn Bhd	Malaysia	100%	100%
SpearAd GmbH	Germany	100%	100%
Nexxen Inc. (f/k/a Amobee Inc)*	USA	100%	100%
Amobee EMEA Limited	UK	100%	100%
Amobee International Inc	USA	100%	100%
Amobee Ltd	Israel	100%	100%
Amobee Asia Pte Ltd*	Singapore	100%	100%
Amobee ANZ Pty Ltd	Australia	100%	100%

*	Under these companies, there are seventeen (17) wholly owned subsidiaries that are inactive and in liquidation process.